Judicial Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Judicial Deposits
Schedule of judicial deposits

	12.31.2021	12.31.2020
Taxes claims (16.1)	405,739	346,659
Labor claims	106,376	72,263
.
Civil claims
Civil claims	53,438	57,006
Easements	18,407	7,156
Customers	3,867	3,479
	75,712	67,641
.
Others	3,304	183
	591,131	486,746